Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	All Awards (including, without limitation, any proceeds, gains or other economic benefit actually or constructively received by Participant upon any receipt, exercise or settlement of any Award or upon the receipt or resale of any shares of Common Stock underlying the Award) shall be subject to the provisions of any claw-back policy implemented by the Company, including, without limitation, any claw-back policy adopted to comply with Applicable Laws (including the Dodd-Frank Wall Street Reform and Consumer Protection Act and any rules or regulations promulgated thereunder) and any amendments thereto (“Claw-Back Policy”). By accepting an Award, each Participant acknowledges and agrees to abide by the terms the Claw-Back Policy.